NOTES PAYABLE (Details) - Demand Notes Payable [Member]	6 Months Ended
Sep. 30, 2016 USD ($)
Balance, March 31, 2016	$ 0
Acquisition of IMT (Note 3)	324,894
Accrued interest	1,099
Balance, September 30, 2016	$ 325,993